Income Taxes (Income Taxes Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Income from continuing operations	¥ 468,370	¥ 354,825	¥ 397,349
Other comprehensive income (loss) (Note 16)	43,359	(128,200)	50,100
Additional paid-in capital (Note 16)	(28,808)		(34,823)
Total income taxes	¥ 482,921	¥ 226,625	¥ 412,626